BUSINESS	6 Months Ended
Jun. 30, 2014
BUSINESS
BUSINESS

1. BUSINESS

        Nature of Operations—Fantex, Inc. (the "Company" or "Fantex") was incorporated in Delaware in September 2012 and is a subsidiary of Fantex Holdings, Inc. (the "Parent"). Fantex is a development-stage entity and has substantially relied on the Parent to date to conduct its operations.

        On November 1, 2013, the Company effected a 1,000,000 for 1 stock split of the Company's outstanding common stock. All common stock share data included in these financial statements give retroactive effect to the stock split.

        Fantex is a brand acquisition, marketing and brand development company whose focus is on acquiring minority interests in the income associated with the brands of professional athletes and entertainers (each, together with affiliated entities, the "Contract Party," and collectively, the "Contract Parties") and assisting such individuals in enhancing the reach and value of the brands the Company acquires. The business operates in a single segment and its focus is on three core areas:

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  evaluating, targeting and accessing individuals and brands with the potential to generate significant income associated with these brands, or brand income;

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  acquiring minority interests in such brand income (which we refer to as acquired brand income or "ABI"); and

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  assisting the acquired brands in increasing their value via technology and through leveraging Fantex's marketing, advertising and strategic partnering expertise for endorsement and post career opportunities.

        The Company currently relies on the Parent for management and operational capabilities while it continues to scale its operations. The Company will continue to rely on the Parent to conduct its operations until such time as the Company's income and cash flows are sufficient to finance operations.

        The Company operates under a management agreement with the Parent, pursuant to which Parent has agreed to provide Fantex with management and administrative services, including providing and compensating the Company's executive management and other personnel, as well as services relating to information technology support, brand management and other support operations, facilities, human resources, tax planning and administration, accounting, treasury and insurance. The Company will begin to assume direct management and administrative responsibilities at such time in the future as the actual cost of these services is less than the service fee to the Parent, which is not anticipated to occur until the Company begins to generate income from multiple contracts with the Contract Parties ("brand contracts").

        All expenses incurred for the period ending December 31, 2012 and the majority of expenses incurred for the year ended December 31, 2013 were paid by the Parent and allocated to Fantex based on the expenses incurred by Fantex in its operations. All expenses except for the management fee incurred by our Parent for the six months ended June 30, 2013 and 2014 were paid by the Parent and allocated to Fantex on a consistent basis with that of previous periods. The allocations were based on the time spent by employees of the Parent on activities of Fantex, the number of full time equivalent employees performing Fantex activities and direct expenses incurred for the operations of Fantex. The expense allocations have been determined on the basis that Fantex and the Parent considered to be reasonable reflections of the utilization of services provided or the benefit received by Fantex. Management believes that the expenses allocated to Fantex are representative of the operating expenses it would have incurred had Fantex been operated on a stand-alone basis.

        For the period from September 14, 2012 to September 30, 2012 no expenses were incurred by the Parent for the operations of the Company; operations and expenses were incurred by the Parent on behalf of the Company starting after December 31, 2012.

        Certain Significant Risks and Uncertainties—The Company is an early stage start-up and as such has yet been able to demonstrate the long term viability of its business model. The Company can be affected by a variety of factors. Management of the Company believes that the following areas represent some of the more significant risks that could have a significant negative effect on the Company in terms of its future financial position, results of operations or cash flows:

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  The Company has incurred significant losses since its inception and anticipates that it will continue to incur losses in the future.

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  The Company has a very limited operating history, which may make it difficult for investors to evaluate the success of its business to date and to assess its future viability.

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  The Company will need to obtain additional funding to acquire additional brands and the Company may also need additional funding to continue operations.

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  The Company's principal source of cash flow for the foreseeable future will be derived from brand contracts, and with respect to its brand contracts:

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  the Company has very limited experience managing brand contracts and very limited historical performance data about its brand contracts;

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  the Company does not have any rights to require the Contract Party to take any actions to attract or maintain or otherwise generate brand income;

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  brand income may decrease due to factors outside the control of the Contract Party, such as an injury, illness, medical condition or death of the Contract Party, or due to other factors such as public scandal or other reputational harm to the Contract Party;

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  the valuation of our brand contracts and expected ABI requires the Company to make material assumptions that may ultimately prove to be incorrect;

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  changes in government policy, legislation or regulatory interpretations could cause our business operations or offerings of tracking stocks to become subject to additional regulatory or legal requirements (including insurance and other regulations) that may adversely affect our business operations and ability to offer additional tracking stocks; and

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  the leagues, team owners, players associations, endorsement partners, elected officials or others may take actions that could restrict the Company's ability or make it more costly for u the Company to enter into future brand contracts.

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  The alternative trading system operated by Fantex Brokerage Services, LLC ("FBS"), an affiliate of the Company, is the exclusive platform to own or trade tracking stocks that the Company issues, and the Company is subject to a number of risks related to the operation of this trading platform by FBS.

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  The Company is dependent on the continued ability of the Parent to support operations until such time as the Company is capable of supporting its own operations.

        Recent Accounting Pronouncement—In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. We are currently in the process of evaluating the impact of the adoption of ASU 2014-09 on our consolidated financial statements but do not anticipate it to have a material effect on the Company's financial position, results of operations or cash flows